UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3105

Oppenheimer Capital Appreciation Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: August 31

Date of reporting period: 5/31/2018

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS May 31, 2018 Unaudited

	Shares	Value
Common Stocks—99.7%
Consumer Discretionary—18.7%
Hotels, Restaurants & Leisure—3.3%
Cedar Fair LP1	1,179,487	$78,412,296
Starbucks Corp.	1,586,710	89,918,856
		168,331,152
Internet & Catalog Retail—6.8%
Amazon.com, Inc.[2]	162,750	265,220,655
Booking Holdings, Inc.[2]	37,820	79,759,354
		344,980,009
Media—1.6%
Comcast Corp., Cl. A	2,615,638	81,555,593
Specialty Retail—7.0%
AutoNation, Inc.[2]	1,353,750	61,812,225
AutoZone, Inc.[2]	119,780	77,775,549
CarMax, Inc.[2]	1,085,780	74,831,958
Lowe’s Cos., Inc.	1,440,710	136,881,857
		351,301,589
Consumer Staples—2.1%
Food Products—1.1%
Kraft Heinz Co. (The)	503,510	28,941,755
Mondelez International, Inc., Cl. A	695,350	27,306,394
		56,248,149
Household Products—1.0%
HRG Group, Inc.[2]	840,720	10,660,330
Spectrum Brands Holdings, Inc.	500,200	39,860,938
		50,521,268
Energy—2.1%
Oil, Gas & Consumable Fuels—2.1%
Husky Energy, Inc.	2,237,541	32,287,824
Magellan Midstream Partners LP1	1,058,060	73,958,394
		106,246,218
Financials—5.2%
Capital Markets—4.2%
Charles Schwab Corp. (The)	1,684,100	93,669,642
CME Group, Inc., Cl. A	246,420	40,141,818

	Shares	Value
Capital Markets (Continued)
Intercontinental Exchange, Inc.	1,137,130	$80,611,146
		214,422,606
Diversified Financial Services—1.0%
Berkshire Hathaway, Inc., Cl. B2	254,050	48,658,196
Health Care—13.2%
Biotechnology—5.3%
Biogen, Inc.[2]	241,780	71,073,649
Celgene Corp.[2]	816,372	64,232,149
Exact Sciences Corp.[2]	356,120	21,203,385
Galapagos NV2	261,634	26,505,183
Gilead Sciences, Inc.	704,080	47,454,992
Vertex Pharmaceuticals, Inc.[2]	246,470	37,956,380
		268,425,738
Health Care Equipment & Supplies—1.8%
Intuitive Surgical, Inc.[2]	123,740	56,879,566
Stryker Corp.	206,200	35,882,924
		92,762,490
Health Care Providers & Services—4.3%
Laboratory Corp. of America Holdings[2]	467,930	84,503,479
UnitedHealth Group, Inc.	550,120	132,859,481
		217,362,960
Health Care Technology—0.7%
Cerner Corp.[2]	592,740	35,374,723
Pharmaceuticals—1.1%
Allergan plc	348,450	52,546,260
Industrials—10.6%
Aerospace & Defense—2.1%
Lockheed Martin Corp.	121,600	38,248,064
Spirit AeroSystems Holdings, Inc., Cl. A	800,990	67,851,863
		106,099,927
Airlines—1.5%
Spirit Airlines, Inc.[2]	2,018,820	74,070,506
Commercial Services & Supplies—2.0%
Johnson Controls International plc	692,530	23,241,307

1      OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Commercial Services & Supplies (Continued)
KAR Auction Services, Inc.	1,537,280	$81,122,265
		104,363,572
Machinery—2.4%
Deere & Co.	252,820	37,799,118
Stanley Black & Decker, Inc.	243,830	33,950,889
Wabtec Corp.	512,970	50,019,705
		121,769,712
Road & Rail—2.0%
Canadian National Railway Co.	530,770	44,308,679
Union Pacific Corp.	391,530	55,894,823
		100,203,502
Trading Companies & Distributors—0.6%
Fastenal Co.	619,150	32,957,355
Information Technology—44.8%
Communications Equipment—0.5%
Motorola Solutions, Inc.	231,790	24,880,339
Internet Software & Services—12.6%
Alphabet, Inc., Cl. C2	227,340	246,661,627
eBay, Inc.[2]	2,108,910	79,548,085
Facebook, Inc., Cl. A2	1,633,402	313,253,835
		639,463,547
IT Services—7.2%
First Data Corp., Cl. A2	2,015,820	38,300,580
Mastercard, Inc., Cl. A	1,236,780	235,136,613
PayPal Holdings, Inc.[2]	1,126,610	92,460,883
		365,898,076
Semiconductors & Semiconductor Equipment—5.1%
Applied Materials, Inc.	858,160	43,577,365
Broadcom, Inc.	249,320	62,846,092
NVIDIA Corp.	266,930	67,317,077
Texas Instruments, Inc.	750,800	84,022,028
		257,762,562

	Shares	Value
Software—12.3%
Activision Blizzard, Inc.	1,048,680	$74,361,899
Microsoft Corp.	3,177,840	314,097,706
Oracle Corp.	2,163,550	101,081,056
Red Hat, Inc.[2]	259,620	42,167,480
ServiceNow, Inc.[2]	435,760	77,395,333
Snap, Inc., Cl. A2	1,162,017	13,235,374
		622,338,848
Technology Hardware, Storage & Peripherals—7.1%
Apple, Inc.	1,924,298	359,593,567
Materials—1.3%
Chemicals—0.5%
Albemarle Corp.	273,432	25,557,689
Metals & Mining—0.8%
Compass Minerals International, Inc.	630,330	41,223,582
Utilities—1.7%
Electric Utilities—0.2%
PG&E Corp.	304,870	13,210,017
Gas Utilities—1.5%
AmeriGas Partners LP1	1,803,958	74,629,742
Total Common Stocks (Cost $3,639,823,552)		5,052,759,494

Investment Company—0.2%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.71%[3,4] (Cost $10,370,812)	10,370,812	10,370,812
Total Investments, at Value (Cost $3,650,194,364)	99.9%	5,063,130,306
Net Other Assets (Liabilities)	0.1	4,429,429

Net Assets	100.0%	$5,067,559,735

2      OPPENHEIMER CAPITAL APPRECIATION FUND

Footnotes to Statement of Investments

1. Security is a Master Limited Partnership.

2. Non-income producing security.

3. Rate shown is the 7-day yield at period end.

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares August 31, 2017	Gross Additions	Gross Reductions	Shares May 31, 2018
Oppenheimer Institutional Government Money Market Fund, Cl. E	13,689,488	645,602,138	648,920,814	10,370,812

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Oppenheimer Institutional Government Money Market Fund, Cl. E	$10,370,812	$235,494	$—	$—

3      OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO STATEMENT OF INVESTMENTS May 31, 2018 Unaudited

1. Organization

Oppenheimer Capital Appreciation Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales

4      OPPENHEIMER CAPITAL APPRECIATION FUND

3. Securities Valuation (Continued)

occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly

5      OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts that at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$ 946,168,343	$—	$—	$946,168,343
Consumer Staples	106,769,417	—	—	106,769,417
Energy	106,246,218	—	—	106,246,218
Financials	263,080,802	—	—	263,080,802
Health Care	639,966,988	26,505,183	—	666,472,171
Industrials	539,464,574	—	—	539,464,574
Information Technology	2,269,936,939	—	—	2,269,936,939
Materials	66,781,271	—	—	66,781,271
Utilities	87,839,759	—	—	87,839,759
Investment Company	10,370,812	—	—	10,370,812
Total Assets	$ 5,036,625,123	$26,505,183	$—	$5,063,130,306

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

For the reporting period, there were no transfers between levels.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

6      OPPENHEIMER CAPITAL APPRECIATION FUND

4. Investments and Risks (Continued)

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Master Limited Partnerships (“MLPs”). MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and

7      OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

8      OPPENHEIMER CAPITAL APPRECIATION FUND

Item 2. Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 5/31/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Capital Appreciation Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	7/20/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	7/20/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	7/20/2018